PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.3%

Penn Series Flexibly Managed Fund*	255,210	$14,661,817
Penn Series Index 500 Fund*	654,844	14,400,010
Penn Series Large Cap Growth Fund*	232,763	4,776,302
Penn Series Large Cap Value Fund*	589,552	14,037,234
Penn Series Large Core Value Fund*	856,795	14,257,068
Penn Series Large Growth Stock Fund*	55,077	2,443,775
Penn Series Mid Cap Growth Fund*	228,549	4,906,949
Penn Series Mid Core Value Fund*	858,026	16,765,818
Penn Series Real Estate Securities Fund*	211,467	4,436,575
Penn Series Small Cap Growth Fund*	69,143	2,402,021
Penn Series Small Cap Index Fund*	137,255	2,397,847
Penn Series Small Cap Value Fund*	184,336	4,637,889
Penn Series SMID Cap Growth Fund*	86,730	2,457,919
Penn Series SMID Cap Value Fund*	254,878	4,496,054

TOTAL AFFILIATED EQUITY FUNDS (Cost $99,156,401)		107,077,278

AFFILIATED FIXED INCOME FUNDS — 38.6%

Penn Series High Yield Bond Fund*	541,458	7,277,193
Penn Series Limited Maturity Bond Fund*	2,923,031	36,742,502
Penn Series Quality Bond Fund*	3,059,123	49,466,019

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $83,935,326)		93,485,714

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.1%

Penn Series Developed International Index Fund*	1,113,170	12,667,872
Penn Series Emerging Markets Equity Fund*	1,158,805	11,437,405
Penn Series International Equity Fund*	629,823	17,294,930

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $38,563,615)		41,400,207

TOTAL INVESTMENTS — 100.0% (Cost $221,655,342)		241,963,199
Other Assets & Liabilities — 0.0%		(28,099)

TOTAL NET ASSETS — 100.0%		$241,935,100

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.